Long-term debt: (Details) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended			0 Months Ended								6 Months Ended			6 Months Ended			0 Months Ended	3 Months Ended			6 Months Ended		0 Months Ended					0 Months Ended			3 Months Ended		6 Months Ended		0 Months Ended						6 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Oct. 02, 2013 Calvin A. Wallen, III Series B Convertible Preferred Stock	Oct. 02, 2013 Calvin A. Wallen, III Series B Convertible Preferred Stock Subsequent event	Mar. 16, 2010 Langtry	Nov. 24, 2009 Langtry	Oct. 02, 2013 Langtry Series B Convertible Preferred Stock	Oct. 02, 2013 Langtry Series B Convertible Preferred Stock Subsequent event	Dec. 31, 2013 Revolving Note	Mar. 05, 2007 Revolving Note Original Agreement	Dec. 31, 2013 Class A Warrants	Oct. 02, 2013 Class A Warrants	Oct. 02, 2013 Class A Warrants Subsequent event	Dec. 31, 2013 Class B Warrants	Oct. 02, 2013 Class B Warrants	Oct. 02, 2013 Class B Warrants Subsequent event	Oct. 02, 2013 Senior secured notes due October 2, 2016	Dec. 31, 2013 Senior secured notes due October 2, 2016	Dec. 31, 2013 Senior secured notes due October 2, 2016	Dec. 31, 2012 Senior secured notes due October 2, 2016	Dec. 31, 2013 Senior secured notes due October 2, 2016	Dec. 31, 2012 Senior secured notes due October 2, 2016	Oct. 02, 2013 Senior secured notes due October 2, 2016 Subsequent event	Mar. 05, 2007 Credit Facility with Wells Fargo Original Agreement	Mar. 31, 2013 Credit Facility with Wells Fargo Original Agreement	Dec. 31, 2012 Credit Facility with Wells Fargo Original Agreement	Mar. 05, 2007 Credit Facility with Wells Fargo Original Agreement Maximum	Mar. 05, 2007 Credit Facility with Wells Fargo Original Agreement Wells Fargo Bank prime rate	Jun. 30, 2013 Term Loan	Mar. 05, 2007 Term Loan Original Agreement	Dec. 31, 2013 Credit Agreement	Dec. 31, 2012 Credit Agreement	Dec. 31, 2013 Credit Agreement	Dec. 31, 2012 Credit Agreement	Oct. 02, 2013 Credit Agreement Wells Fargo Bank prime rate	Oct. 02, 2013 Credit Agreement Wells Fargo Bank prime rate Subsequent event	Oct. 02, 2013 Credit Agreement WFEC	Oct. 02, 2013 Credit Agreement WFEC Subsequent event	Oct. 02, 2013 Credit Agreement Cubic Louisiana	Oct. 02, 2013 Credit Agreement Cubic Louisiana Subsequent event	Dec. 31, 2013 Credit Agreement EXCO item	Dec. 18, 2009 Subordinated promissory note Calvin A. Wallen, III	Dec. 31, 2013 Subordinated promissory note Calvin A. Wallen, III	Jun. 30, 2013 Subordinated promissory note Calvin A. Wallen, III	Sep. 30, 2013 Subordinated promissory note Calvin A. Wallen, III	Jun. 30, 2013 Subordinated promissory note Wells Fargo Bank prime rate Calvin A. Wallen, III
Long-term debt
Convertible term loan, principal amount													$ 5,000,000							$ 66,000,000						$ 66,000,000						$ 5,000,000	$ 5,000,000												$ 2,000,000
Interest rate on convertible notes (as a percent)																				15.50%						15.50%
Period following the closing when interest shall be paid partly in cash and partly in additional Notes																				6 months						6 months
Interest rate for the first six months following the closing to be paid in cash (as a percent)																				7.00%						7.00%
Interest rate for the first six months following the closing to be paid in form of additional Notes (as a percent)																				8.50%						8.50%
Minimum cash balance to be maintained																					5,000,000			10,000,000
Number of shares of common stock for which warrants are issued															65,834,549	65,834,549		32,917,274	32,917,275											2,500,000
Exercise price of warrants (in dollars per share)															$ 0.01	$ 0.01		$ 0.50	$ 0.50								$ 0.9911	$ 0.20	$ 0.20
Increase in additional paid-in capital due to value assigned to the warrants			902,161											5,627,861			1,479,825										1,314,289
Term of debt, used as amortization period																								3 years
Amortization of discount																							0	563,713	0
Debt and warrants issuance costs																								3,598,395
Debt issuance costs capitalized and amortized over the term of debt																								3,210,876
Amortization of loan costs	286,264	286,264	520,000	68,554	60,368																	260,975	0	260,975	0
Revolving credit facility												40,000,000	20,000,000																											10,000,000	10,000,000			4,015,826
Interest rate basis																											prime rate				prime rate							Wells Fargo Bank prime rate	Wells Fargo Bank prime rate						prime rate		prime rate		prime rate
Interest rate spread over basis (as a percent)																											2.00%				2.00%							2.00%	2.00%						1.00%		1.00%		1.00%
Repayment of debt																																								5,000,000	5,000,000						0
Total long-term debt (including current portion)			27,865,110	37,000,000																																						20,865,110	20,865,110
Credit available for future borrowing																																												5,984,174
Number of new natural gas wells to be drilled and completed																																												2
Interest expense																																		276,825	368,563	619,094	808,726
Debt due to affiliate			2,000,000	2,000,000																																											2,000,000	2,500,000
Renewal fee																																														896,667
Shares issued						2,115	2,115	10,350,000	10,350,000	12,047	12,047
Value of shares issued						$ 2,115,000	$ 2,115,000			$ 12,047,000